[Letterhead of Willkie Farr & Gallagher LLP]



VIA EDGAR

October 5, 2006

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

	Re:	The Reserve Fund
		File Nos. 2-36429, 811-2033
		497J Correction Notice

Ladies and Gentlemen:
	On behalf of The Reserve Fund, please note that the following filings submitted under paragraph (j) of Rule 497 under the Securities Act of 1933, as amended, on October 3, 2006, referenced by their accession numbers, 0000899140-06-001356 and 0000899140-06-001359 respectively, were submitted in error and should be disregarded.

	Should members of the staff of the Securities and Exchange Commission have any questions or comments concerning the erroneous filings, they should call the undersigned at (202) 303-1262.

Sincerely,

/s/ David Joire

David Joire